CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,926)	$ (1,158)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	791	(254)
Available-for-sale investments:
Change in unrealized gains (losses)	31	(17)
Reclassification adjustment for net losses realized in net loss	2	1
Net change in market value of investments	33	(16)
Cash flow hedges:
Change in unrealized gains (losses)	(248)	20
Reclassification adjustment for net (gains) losses included in net loss	134	(43)
Net change in cash flow hedges	(114)	(23)
Pension and other postretirement plans:
Recognition of actuarial net gain from pension and other postretirement plans	13	19
Reclassification adjustments for net gains (losses) from pension and other postretirement plans	0	0
Net change in actuarial net gain from pension and other postretirement plans	13	19
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	723	(274)
Comprehensive loss, net of tax	(2,203)	(1,432)
Less: Net income (loss) attributable to non-controlling interests	(77)	9
Less: Other comprehensive loss attributable to non-controlling interests	(2)	(3)
Comprehensive loss attributable to Dell Technologies Inc.	$ (2,124)	$ (1,438)